DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Brazil - 2.4%
Atacadao SA	4,126	$7,629
Banco Santander Brasil SA	2,487	13,887
CCR SA	7,060	18,705
Cia de Saneamento Basico do Estado de Sao Paulo	2,443	25,065
Cosan SA	8,349	24,451
Energisa SA	1,404	12,072
Equatorial Energia SA	7,109	39,071
Equatorial Energia SA*	108	593
Hapvida Participacoes e Investimentos SA, 144A*	34,150	26,603
Klabin SA	5,472	22,414
Localiza Rent A Car SA*	24	288
Localiza Rent A Car SA	4,664	56,494
Lojas Renner SA	6,576	24,972
Natura & Co. Holding SA*	6,893	18,693
PRIO SA*	5,193	34,665
Raia Drogasil SA	9,006	49,813
Rede D’Or Sao Luiz SA, 144A	4,083	23,118
Rumo SA	9,072	36,877
Telefonica Brasil SA	2,834	22,132
TIM SA	6,281	17,119
TOTVS SA	3,923	22,028
Ultrapar Participacoes SA	4,964	16,408
WEG SA	11,735	86,170

(Cost $606,635)		599,267

Chile - 0.3%
Cencosud SA	8,783	16,504
Empresas CMPC SA	7,977	13,569
Empresas Copec SA	2,896	20,807
Enel Americas SA*	161,583	20,726
Falabella SA	5,724	12,548

(Cost $90,423)		84,154

China - 28.0%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	4,581
3SBio, Inc., 144A	11,138	11,269
AAC Technologies Holdings, Inc. (a)	4,879	10,009
Agricultural Bank of China Ltd., Class A	35,800	17,684
Agricultural Bank of China Ltd., Class H	202,144	76,176
Air China Ltd., Class A*	2,300	2,815
Air China Ltd., Class H*	13,956	10,607
Alibaba Group Holding Ltd.*	115,593	1,150,282
Angel Yeast Co. Ltd., Class A	200	1,021
Anjoy Foods Group Co. Ltd., Class A	100	2,163
Baidu, Inc., Class A*	15,747	240,180
BBMG Corp., Class A	2,500	765
Beijing Capital International Airport Co. Ltd., Class H*	12,614	8,798
Beijing Easpring Material Technology Co. Ltd., Class A*	200	1,376
Beijing Tongrentang Co. Ltd., Class A	600	5,102
BYD Co. Ltd., Class A	777	27,659
BYD Co. Ltd., Class H	6,892	208,127
By-health Co. Ltd., Class A	300	957
CECEP Solar Energy Co. Ltd., Class A	1,600	1,570
Chengxin Lithium Group Co. Ltd., Class A	300	1,272
China Baoan Group Co. Ltd., Class A	900	1,527
China Communications Services Corp. Ltd., Class H	16,044	7,624
China Conch Venture Holdings Ltd.	9,969	12,531
China Construction Bank Corp., Class H	672,157	430,174
China Eastern Airlines Corp. Ltd., Class A*	4,800	3,146
China Feihe Ltd., 144A	27,466	15,964
China Jushi Co. Ltd., Class A	1,828	3,497
China Lesso Group Holdings Ltd.	9,349	6,174
China Literature Ltd., 144A*	2,801	10,591
China Merchants Bank Co. Ltd., Class A	9,034	40,950
China Merchants Bank Co. Ltd., Class H	27,268	126,791
China Resources Pharmaceutical Group Ltd., 144A	11,070	10,620
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	3,667
China Southern Airlines Co. Ltd., Class A*	3,674	3,233
China Southern Airlines Co. Ltd., Class H*	12,905	7,435
China Three Gorges Renewables Group Co. Ltd., Class A	12,810	9,761
China Tourism Group Duty Free Corp. Ltd., Class A	800	13,820
China Tourism Group Duty Free Corp. Ltd., Class H, 144A*	569	9,057
China Vanke Co. Ltd., Class A	4,385	8,763
China Vanke Co. Ltd., Class H	15,367	20,298
CITIC Ltd.	40,649	46,941
CMOC Group Ltd., Class A	8,624	6,342
CMOC Group Ltd., Class H	25,630	13,391
Contemporary Amperex Technology Co. Ltd., Class A	1,895	58,817
COSCO SHIPPING Holdings Co. Ltd., Class A	5,600	8,205
COSCO SHIPPING Holdings Co. Ltd., Class H	23,486	20,701
Country Garden Services Holdings Co. Ltd.	15,205	17,695
CSPC Pharmaceutical Group Ltd.	62,144	54,140
Dali Foods Group Co. Ltd., 144A	15,813	5,272
East Buy Holding Ltd., 144A*	2,796	10,376

Ecovacs Robotics Co. Ltd., Class A	200	1,943
ENN Energy Holdings Ltd.	5,489	63,807
ENN Natural Gas Co. Ltd., Class A	1,200	3,260
Fosun International Ltd.	19,653	12,954
Ganfeng Lithium Group Co. Ltd., Class A	664	5,777
Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,798	17,710
GEM Co. Ltd., Class A	1,200	1,123
Genscript Biotech Corp.*	7,910	17,501
Ginlong Technologies Co. Ltd., Class A*	200	2,801
Greentown China Holdings Ltd.	6,985	6,558
Greentown Service Group Co. Ltd.	9,902	5,351
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,511
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	1,940
Haier Smart Home Co. Ltd., Class A	2,700	8,139
Haier Smart Home Co. Ltd., Class H	16,975	48,681
Haitian International Holdings Ltd.	3,835	8,710
Hangzhou Robam Appliances Co. Ltd., Class A	400	1,311
Hangzhou Tigermed Consulting Co. Ltd., Class A*	200	2,268
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	798	5,984
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,839	12,978
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,642	5,664
Huadong Medicine Co. Ltd., Class A	600	3,279
Huatai Securities Co. Ltd., Class A	3,356	6,372
Huatai Securities Co. Ltd., Class H, 144A	9,778	12,228
Industrial & Commercial Bank of China Ltd., Class A	26,500	17,962
Industrial & Commercial Bank of China Ltd., Class H	393,469	210,601
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,650	10,714
Jafron Biomedical Co. Ltd., Class A	200	775
JD.com, Inc., Class A	16,378	263,404
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,600	2,614
Jiangsu Expressway Co. Ltd., Class H	7,064	6,831
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,700	17,259
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,500	3,061
Jiumaojiu International Holdings Ltd., 144A	6,524	11,167
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	800	1,541
Jointown Pharmaceutical Group Co. Ltd., Class A	800	1,821
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	300	1,530
Kanzhun Ltd., ADR*	1,249	17,324
Kingdee International Software Group Co. Ltd.*	19,946	26,499
Kuaishou Technology, 144A*	16,208	109,734
Kuang-Chi Technologies Co. Ltd., Class A	1,100	2,451
Lenovo Group Ltd.	50,276	47,269
Li Auto, Inc., Class A*	7,854	113,472
Livzon Pharmaceutical Group, Inc., Class A*	300	1,649
Longfor Group Holdings Ltd., 144A	13,294	25,575
Microport Scientific Corp.*	4,949	8,522
Ming Yang Smart Energy Group Ltd., Class A	900	2,219
MINISO Group Holding Ltd., ADR	657	9,986
NetEase, Inc.	13,789	233,567
NIO, Inc., ADR*	9,477	71,362
Nongfu Spring Co. Ltd., Class H, 144A	12,158	65,230
Ovctek China, Inc., Class A	340	1,331
Perfect World Co. Ltd., Class A	1,000	2,578
Pharmaron Beijing Co. Ltd., Class A	500	3,235
Pharmaron Beijing Co. Ltd., Class H, 144A	1,418	5,235
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	4,153	9,581
Pop Mart International Group Ltd., 144A	4,315	9,481
Postal Savings Bank of China Co. Ltd., Class A	12,284	8,861
Postal Savings Bank of China Co. Ltd., Class H, 144A	55,065	34,608
SF Holding Co. Ltd., Class A	2,188	14,533
Shandong Nanshan Aluminum Co. Ltd., Class A	4,300	1,816
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,011	25,164
Shanghai Electric Group Co. Ltd., Class A*	4,200	2,847
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	826	3,614
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,817	10,386
Shanghai M&G Stationery, Inc., Class A	400	2,387
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,278	4,206
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,091	10,145
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,052	5,244

Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,600	1,596
Shenzhen Inovance Technology Co. Ltd., Class A	624	5,174
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	548	23,116
Sichuan Yahua Industrial Group Co. Ltd., Class A	500	1,262
Sinopharm Group Co. Ltd., Class H	9,458	30,990
Skshu Paint Co. Ltd., Class A*	140	1,756
Sungrow Power Supply Co. Ltd., Class A	670	10,356
Sunwoda Electronic Co. Ltd., Class A	800	1,787
TCL Technology Group Corp., Class A	7,900	4,279
Tencent Holdings Ltd.	43,464	1,724,513
Titan Wind Energy Suzhou Co. Ltd., Class A	700	1,529
Tongcheng Travel Holdings Ltd.*	8,927	17,812
Topchoice Medical Corp., Class A*	100	1,484
Uni-President China Holdings Ltd.*	9,964	8,655
Vipshop Holdings Ltd., ADR*	2,456	35,170
Weichai Power Co. Ltd., Class A	2,700	4,380
Weichai Power Co. Ltd., Class H	13,000	17,669
WuXi AppTec Co. Ltd., Class A	1,088	9,925
WuXi AppTec Co. Ltd., Class H, 144A*	2,489	20,508
Wuxi Biologics Cayman, Inc., 144A*	26,349	134,804
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,700	2,596
XPeng, Inc., Class A*	7,134	28,296
Yadea Group Holdings Ltd., 144A	8,450	16,839
Yihai International Holding Ltd.*	3,141	6,966
Yihai Kerry Arawana Holdings Co. Ltd., Class A	700	3,949
Yum China Holdings, Inc.	2,922	164,976
Yunnan Baiyao Group Co. Ltd., Class A	806	6,091
Yunnan Energy New Material Co. Ltd., Class A*	358	4,568
Zai Lab Ltd., ADR*	645	20,956
Zangge Mining Co. Ltd., Class A	800	2,580
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	12,807
Zhejiang Chint Electrics Co. Ltd., Class A	912	3,347
Zhejiang Expressway Co. Ltd., Class H	8,654	6,412
Zhejiang Huayou Cobalt Co. Ltd., Class A	699	4,537
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	300	1,226
Zhejiang Weixing New Building Materials Co. Ltd., Class A	800	2,168
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	3,376
ZTO Express Cayman, Inc., ADR	2,954	74,559

(Cost $8,973,132)		6,890,171

Colombia - 0.1%
Bancolombia SA	1,897	11,928
Interconexion Electrica SA ESP	3,577	14,239

(Cost $38,834)		26,167

Cyprus - 0.0%
Polymetal International PLC*(b)
(Cost $40,174)	2,070	0

Czech Republic - 0.1%
Komercni Banka AS	454	13,471
Moneta Money Bank AS, 144A	2,257	8,018

(Cost $22,281)		21,489

Egypt - 0.1%
Commercial International Bank Egypt SAE
(Cost $26,611)	17,245	29,188

Greece - 0.5%
Alpha Services and Holdings SA*	14,485	21,395
Eurobank Ergasias Services and Holdings SA*	17,815	27,729
Hellenic Telecommunications Organization SA	1,363	20,808
Motor Oil Hellas Corinth Refineries SA	446	11,469
Mytilineos SA	739	23,226
Terna Energy SA	426	9,147

(Cost $85,274)		113,774

Hong Kong - 2.0%
Alibaba Health Information Technology Ltd.*	34,090	20,206
Beijing Enterprises Water Group Ltd.	28,772	7,057
Bosideng International Holdings Ltd.	26,391	10,957
China Everbright Environment Group Ltd.	30,739	12,016
China Jinmao Holdings Group Ltd.	40,771	5,833
China Medical System Holdings Ltd.	9,958	13,993
China Mengniu Dairy Co. Ltd.*	22,102	85,830
China Overseas Land & Investment Ltd.	26,559	53,876
China Resources Cement Holdings Ltd.	17,635	6,420
China Resources Gas Group Ltd.	6,347	20,878
China Resources Land Ltd.	22,268	83,346
China Ruyi Holdings Ltd.*	41,857	9,357
Chow Tai Fook Jewellery Group Ltd.	13,756	24,355
Far East Horizon Ltd.	10,270	8,606
Geely Automobile Holdings Ltd.	41,613	48,427
Kunlun Energy Co. Ltd.*	26,615	21,215
Shenzhen International Holdings Ltd.	8,929	7,083
Shimao Group Holdings Ltd.*(b)	7,398	0
Sino Biopharmaceutical Ltd.	71,983	34,298
Vinda International Holdings Ltd.	2,496	6,007
Want Want China Holdings Ltd.	32,681	21,876

(Cost $677,679)		501,636

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	2,959	23,993
OTP Bank Nyrt	1,674	51,959
Richter Gedeon Nyrt	973	24,410

(Cost $115,993)		100,362

India - 12.9%
ABB India Ltd.	366	18,253
Adani Green Energy Ltd.*	2,144	25,337
Asian Paints Ltd.	2,680	103,432
AU Small Finance Bank Ltd., 144A	1,191	11,184
Axis Bank Ltd.	15,872	175,513
Bajaj Finance Ltd.	1,911	161,457
Berger Paints India Ltd.	1,796	14,120
Bharti Airtel Ltd.	15,526	159,498
Britannia Industries Ltd.	747	42,049
Colgate-Palmolive India Ltd.	919	17,678
Dabur India Ltd.	4,232	28,410
DLF Ltd.	4,313	24,758
Eicher Motors Ltd.	942	41,809
GAIL India Ltd.	14,638	18,543
Grasim Industries Ltd.	1,865	38,736
Havells India Ltd.	1,700	26,876
HCL Technologies Ltd.	6,623	91,670
Hero MotoCorp Ltd.	824	27,488
Hindalco Industries Ltd.	8,530	41,850
Hindustan Unilever Ltd.	5,743	185,173
ICICI Prudential Life Insurance Co. Ltd., 144A	2,296	12,933
Indian Hotels Co. Ltd.	5,952	28,036
Indraprastha Gas Ltd.	2,296	13,338
Info Edge India Ltd.	483	23,784
Infosys Ltd.	15,499	246,970
Infosys Ltd., ADR	7,818	124,775
Kotak Mahindra Bank Ltd.	7,627	185,702
Lupin Ltd.	1,463	14,227
Mahindra & Mahindra Ltd.	6,405	102,115
Marico Ltd.	3,537	23,217
Nestle India Ltd.	238	62,348
PI Industries Ltd.	528	23,083
Reliance Industries Ltd.	21,280	635,299
Shree Cement Ltd.	63	19,163
Shriram Finance Ltd.	1,565	26,478
Siemens Ltd.	617	26,488
Tata Consultancy Services Ltd.	6,402	254,550
Torrent Pharmaceuticals Ltd.	733	16,265
TVS Motor Co. Ltd.	1,672	26,329
UPL Ltd.	3,228	26,731
Zomato Ltd.*	29,494	24,616

(Cost $2,950,452)		3,170,281

Indonesia - 2.4%
Aneka Tambang Tbk	64,114	8,105
PT Bank Central Asia Tbk	388,213	234,378
PT Bank Rakyat Indonesia Persero Tbk	476,719	177,299
PT Barito Pacific Tbk*	202,106	10,247
PT Kalbe Farma Tbk	142,363	19,279
PT Merdeka Copper Gold Tbk*	93,215	18,655
PT Sarana Menara Nusantara Tbk	140,658	9,290
PT Telkom Indonesia Persero Tbk	343,306	92,525
PT Unilever Indonesia Tbk	51,759	15,642

(Cost $554,582)		585,420

Kuwait - 0.5%
Kuwait Finance House KSCP
(Cost $129,338)	56,735	130,338

Malaysia - 2.0%
AMMB Holdings Bhd	11,100	8,754
Axiata Group Bhd	20,983	12,638
Celcomdigi Bhd	24,900	24,115
CIMB Group Holdings Bhd	44,273	46,235
Dialog Group Bhd	22,400	10,483
Gamuda Bhd	12,500	12,025
Hong Leong Financial Group Bhd	1,600	6,004
IHH Healthcare Bhd	15,200	19,002
Kuala Lumpur Kepong Bhd	3,500	15,834
Malayan Banking Bhd	37,653	70,566
Malaysia Airports Holdings Bhd	4,428	6,629
Maxis Bhd	17,000	15,138
MISC Bhd	10,200	16,133
MR DIY Group M Bhd, 144A	23,100	7,858
Nestle Malaysia Bhd	500	14,516
Petronas Dagangan Bhd	1,900	8,694
Petronas Gas Bhd	5,300	19,223
PPB Group Bhd	4,700	16,558
Press Metal Aluminium Holdings Bhd	25,400	25,370
Public Bank Bhd	101,775	84,013
QL Resources Bhd	7,400	8,898
RHB Bank Bhd	11,057	12,817
Sime Darby Bhd	20,200	9,059
Telekom Malaysia Bhd	8,500	9,392
Top Glove Corp. Bhd*	35,800	8,842

(Cost $528,482)		488,796

Mexico - 3.2%
America Movil SAB de CV, Series B	220,698	234,639
Arca Continental SAB de CV	3,394	34,178
Cemex SAB de CV, Series CPO*	105,016	62,921
Fomento Economico Mexicano SAB de CV	13,587	136,281
Gruma SAB de CV, Class B	1,247	19,092
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,411	39,366
Grupo Bimbo SAB de CV, Series A	9,517	50,677
Grupo Financiero Banorte SAB de CV, Class O	18,139	144,830
Grupo Televisa SAB, Series CPO	17,939	17,112
Industrias Penoles SAB de CV*	1,366	20,821
Orbia Advance Corp. SAB de CV	7,389	15,279

(Cost $679,823)		775,196

Netherlands - 0.1%
NEPI Rockcastle NV
(Cost $22,962)	3,448	19,599

Peru - 0.2%
Credicorp Ltd.
(Cost $64,240)	466	60,324

Philippines - 0.5%
Ayala Corp.	2,090	24,562
JG Summit Holdings, Inc.	17,770	15,188
PLDT, Inc.	515	11,004
SM Investments Corp.	1,632	26,997
SM Prime Holdings, Inc.	69,500	40,467
Universal Robina Corp.	6,530	16,348

(Cost $146,507)		134,566

Poland - 1.0%
Allegro.eu SA, 144A*	2,898	24,202
CD Projekt SA	496	14,134
KGHM Polska Miedz SA	1,064	26,167
mBank SA*	103	8,544
Polski Koncern Naftowy ORLEN SA	4,057	57,412
Powszechna Kasa Oszczednosci Bank Polski SA	6,004	45,285
Powszechny Zaklad Ubezpieczen SA	4,227	38,342
Santander Bank Polska SA*	250	19,785

(Cost $256,337)		233,871

Qatar - 0.7%
Qatar Fuel QSC	4,285	18,670
Qatar Gas Transport Co. Ltd.	17,822	19,340
Qatar National Bank QPSC	32,169	141,491

(Cost $204,119)		179,501

Russia - 0.0%
Gazprom PJSC*(b)	68,905	0
LUKOIL PJSC*(b)	2,409	0
Mobile TeleSystems PJSC, ADR*(b)	2,662	0
Moscow Exchange MICEX-RTS PJSC*(b)	8,602	0
Novatek PJSC*(b)	5,300	0
Novolipetsk Steel PJSC*(b)	8,462	0
PhosAgro PJSC*(b)	267	0
PhosAgro PJSC, GDR*(b)	300	0
PhosAgro PJSC, GDR*(b)	4	0
Polyus PJSC*(b)	193	0

(Cost $634,911)		0

Saudi Arabia - 2.2%
ACWA Power Co.	590	23,469
Alinma Bank	6,806	59,245
Bank AlBilad	3,556	35,268
Dr Sulaiman Al Habib Medical Services Group Co.	611	43,494
National Industrialization Co.*	2,220	8,689
Sahara International Petrochemical Co.	2,442	23,178
Saudi Arabian Oil Co., 144A	18,543	155,728
Saudi Basic Industries Corp.	6,269	147,415
Saudi Electricity Co.	5,739	33,049
Savola Group	1,773	16,970

(Cost $574,528)		546,505

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $11,623)	1,457	10,711

South Africa - 4.7%
Absa Group Ltd.	6,155	47,780
Anglo American Platinum Ltd.	454	26,021
Aspen Pharmacare Holdings Ltd.	2,580	22,334
Bid Corp. Ltd.	2,334	49,470
Bidvest Group Ltd.	2,117	25,407
Capitec Bank Holdings Ltd.	600	40,876
Clicks Group Ltd.	1,683	19,916
Discovery Ltd.*	3,532	23,604
FirstRand Ltd.	35,031	106,545
Foschini Group Ltd.	2,303	9,741
Gold Fields Ltd.	6,199	94,316
Growthpoint Properties Ltd. REIT	21,296	12,563
Impala Platinum Holdings Ltd.	5,889	47,067
Kumba Iron Ore Ltd.	500	10,939
MTN Group Ltd.	11,771	72,451
MultiChoice Group	2,158	10,681
Naspers Ltd., Class N	1,369	205,654
Nedbank Group Ltd.	3,232	33,952
Northam Platinum Holdings Ltd.*	2,561	20,978
Old Mutual Ltd.	35,509	19,120
Sanlam Ltd.	12,433	32,563
Sasol Ltd.	3,929	45,805
Shoprite Holdings Ltd.	3,426	33,748
Sibanye Stillwater Ltd.	19,424	34,317
Standard Bank Group Ltd.	9,400	71,884
Vodacom Group Ltd.	4,310	24,005
Woolworths Holdings Ltd.	6,649	19,964

(Cost $1,465,236)		1,161,701

South Korea - 6.9%
Amorepacific Corp.	202	15,904
BGF retail Co. Ltd.	55	7,890
Celltrion Healthcare Co. Ltd.	744	41,481
CJ CheilJedang Corp.	64	14,948
CJ Corp.	102	6,809
Coway Co. Ltd.	411	14,910
Doosan Bobcat, Inc.	313	12,617
Hana Financial Group, Inc.	2,109	65,864
Hanon Systems	1,245	8,799
Hanwha Solutions Corp.*	701	23,635
HD Hyundai Co. Ltd.	305	13,121
HMM Co. Ltd.	1,658	22,173
Hyundai Engineering & Construction Co. Ltd.	524	15,121
Hyundai Glovis Co. Ltd.	144	18,336
Hyundai Mipo Dockyard Co. Ltd.*	143	8,037
Kakao Corp.	2,209	93,536

KB Financial Group, Inc.	2,695	97,465
Korea Zinc Co. Ltd.	55	19,911
Korean Air Lines Co. Ltd.	1,331	22,162
Kumho Petrochemical Co. Ltd.	119	11,378
LG Chem Ltd.	345	180,136
LG Corp.	651	42,182
LG Display Co. Ltd.*	1,750	20,727
LG Electronics, Inc.	736	68,096
LG H&H Co. Ltd.	67	26,603
LG Uplus Corp.	1,461	12,373
Lotte Chemical Corp.	154	19,365
Mirae Asset Securities Co. Ltd.	1,883	10,357
NAVER Corp.	917	137,835
NCSoft Corp.	98	23,702
Netmarble Corp., 144A*	150	6,318
POSCO Future M Co. Ltd.	215	56,696
Samsung Engineering Co. Ltd.*	1,172	24,990
Samsung SDI Co. Ltd.	384	207,732
Samsung SDS Co. Ltd.	270	25,286
Samsung Securities Co. Ltd.	477	13,208
Shinhan Financial Group Co. Ltd.	2,981	78,722
SK Biopharmaceuticals Co. Ltd.*	211	11,685
SK Bioscience Co. Ltd.*	184	11,493
SK IE Technology Co. Ltd., 144A*	164	10,948
SK Innovation Co. Ltd.*	385	54,853
SK Square Co. Ltd.*	688	23,923
SK, Inc.	277	35,020
SKC Co. Ltd.	130	9,295
Woori Financial Group, Inc.	3,762	33,956
Yuhan Corp.	359	16,040

(Cost $1,893,191)		1,695,638

Taiwan - 21.4%
Acer, Inc.	21,941	22,028
Airtac International Group	1,106	35,706
AUO Corp.	43,513	24,923
Cathay Financial Holding Co. Ltd.	66,095	95,290
China Airlines Ltd.	21,022	15,188
China Steel Corp.	81,930	77,324
Chunghwa Telecom Co. Ltd.	26,058	106,852
CTBC Financial Holding Co. Ltd.	123,403	97,590
Delta Electronics, Inc.	13,377	137,786
E.Sun Financial Holding Co. Ltd.	97,232	81,956
Eva Airways Corp.	19,784	21,859
Evergreen Marine Corp. Taiwan Ltd.	6,987	34,790
Far Eastern New Century Corp.	20,050	21,076
Far EasTone Telecommunications Co. Ltd.	11,313	28,239
First Financial Holding Co. Ltd.	75,806	69,324
Fubon Financial Holding Co. Ltd.	51,846	102,587
Hotai Motor Co. Ltd.	2,099	54,990
Hua Nan Financial Holdings Co. Ltd.	62,065	44,942
Lite-On Technology Corp.	14,000	40,550
MediaTek, Inc.	11,034	272,551
Mega Financial Holding Co. Ltd.	77,279	90,036
momo.com, Inc.	423	9,623
Nan Ya Plastics Corp.	33,034	83,532
President Chain Store Corp.	4,406	40,077
SinoPac Financial Holdings Co. Ltd.	71,574	40,297
Taishin Financial Holding Co. Ltd.	74,416	44,440
Taiwan Cement Corp.	44,314	54,658
Taiwan Cooperative Financial Holding Co. Ltd.	67,880	61,744
Taiwan High Speed Rail Corp.	13,623	14,431
Taiwan Mobile Co. Ltd.	12,023	40,497
Taiwan Semiconductor Manufacturing Co. Ltd.	171,722	3,118,408
Uni-President Enterprises Corp.	33,748	81,604
United Microelectronics Corp.*	78,869	132,956
Voltronic Power Technology Corp.	425	26,833
Wan Hai Lines Ltd.	5,523	10,425
Yang Ming Marine Transport Corp.	13,041	25,804

(Cost $4,264,171)		5,260,916

Thailand - 2.7%
Advanced Info Service PCL, NVDR	8,200	49,718
Airports of Thailand PCL, NVDR*	30,300	61,601
Asset World Corp. PCL, NVDR	57,700	8,158
B Grimm Power PCL, NVDR	6,200	6,681
Bangkok Dusit Medical Services PCL, NVDR	78,000	63,319
Berli Jucker PCL, NVDR	8,000	8,333
BTS Group Holdings PCL, NVDR	64,600	13,180
Bumrungrad Hospital PCL, NVDR	4,100	26,273
Central Retail Corp. PCL, NVDR	12,600	15,207
Charoen Pokphand Foods PCL, NVDR	27,700	15,999
CP ALL PCL, NVDR	40,900	74,925
Delta Electronics Thailand PCL, NVDR	21,700	61,733
Energy Absolute PCL, NVDR	12,200	22,787
Home Product Center PCL, NVDR	44,000	17,448
Indorama Ventures PCL, NVDR	12,500	11,404
Intouch Holdings PCL, NVDR	7,300	15,680
Kasikornbank PCL, NVDR	4,200	15,629
Minor International PCL, NVDR	21,054	20,419
Muangthai Capital PCL, NVDR	5,200	6,164
Osotspa PCL	2,600	2,167
Osotspa PCL, NVDR	6,200	5,167
PTT Exploration & Production PCL, NVDR	10,100	40,487
PTT Global Chemical PCL, NVDR	17,000	17,220
PTT Oil & Retail Business PCL, NVDR	20,200	11,609
SCG Packaging PCL, NVDR	8,900	10,038
Siam Cement PCL, NVDR	5,500	50,417

(Cost $695,723)		651,763

Turkey - 0.4%
Haci Omer Sabanci Holding AS		7,273	13,563
KOC Holding AS		5,324	20,268
Turk Hava Yollari AO*		3,870	26,886
Turkiye Is Bankasi AS, Class C		23,133	12,461
Turkiye Sise ve Cam Fabrikalari AS		10,472	20,419
Yapi ve Kredi Bankasi AS		20,980	10,339

(Cost $76,700)			103,936

United Arab Emirates - 2.0%
Abu Dhabi Commercial Bank PJSC		20,564	44,734
Abu Dhabi Islamic Bank PJSC		10,740	29,240
Aldar Properties PJSC		26,719	37,100
Emaar Properties PJSC		46,322	77,561
Emirates NBD Bank PJSC		13,300	49,427
Emirates Telecommunications Group Co. PJSC		24,295	152,662
First Abu Dhabi Bank PJSC		30,997	107,177

(Cost $494,444)			497,901

TOTAL COMMON STOCKS (Cost $26,324,405)			24,073,171

PREFERRED STOCKS - 1.8%
Brazil - 1.4%
Banco Bradesco SA		37,129	112,433
Cia Energetica de Minas Gerais		9,478	21,651
Gerdau SA		8,124	38,019
Itau Unibanco Holding SA		33,872	174,125

(Cost $360,660)			346,228

Chile - 0.3%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $63,250)		998	63,981

Colombia - 0.1%
Bancolombia SA
(Cost $23,135)		3,336	19,587

South Korea - 0.0%
LG Chem Ltd.
(Cost $11,393)		53	14,416

TOTAL PREFERRED STOCKS (Cost $458,438)			444,212

	Principal Amount		Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24
(Cost $0)	INR	12,383	147

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24		3,050	8
BTS Group Holdings PCL*, expires 11/20/26		6,100	23

TOTAL WARRANTS (Cost $0)			31

EXCHANGE-TRADED FUNDS - 0.1%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (a)(c)		700	18,236
Xtrackers MSCI China A Inclusion Equity ETF (c)		100	2,066

TOTAL EXCHANGE-TRADED FUNDS (Cost $20,850)			20,302

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (d)(e)
(Cost $60,110)		60,110	60,110

TOTAL INVESTMENTS - 99.9% (Cost $26,863,803)			$24,597,973
Other assets and liabilities, net - 0.1%			29,572

NET ASSETS - 100.0%			$24,627,545

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (a)(c)
—	37,317	(18,215)	(483)	(383)	—	—	700	18,236
Xtrackers MSCI China A Inclusion Equity ETF (c)
—	20,190	(18,298)	339	(165)	347	—	100	2,066
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (d)(e)
43,257	16,853 (f)	—	—	—	1,698	—	60,110	60,110
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (d)
—	4,928,610	(4,928,610)	—	—	1,227	—	—	—

43,257	5,002,970	(4,965,123)	(144)	(548)	3,272	—	60,910	80,412

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $99,478, which is 0.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $42,904.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2023 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds and Securities Lending Collateral
Financials	$5,064,352	20.6%
Information Technology	4,888,450	19.9
Communication Services	3,810,304	15.5
Consumer Discretionary	3,095,568	12.6
Materials	1,782,436	7.3
Industrials	1,470,494	6.0
Consumer Staples	1,464,992	6.0
Energy	1,145,880	4.7
Health Care	923,203	3.8
Real Estate	439,342	1.8
Utilities	432,540	1.8

Total	$24,517,561	100.0%

At May 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
MSCI Emerging Markets Index Future	USD	2	$95,775	$95,680	6/16/2023	$(95)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2023.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$24,073,171	$—	$0	$24,073,171
Preferred Stocks (a)	444,212	—	—	444,212
Corporate Bonds	—	147	—	147
Warrants	31	—	—	31
Exchange-Traded Funds	20,302	—	—	20,302
Short-Term Investments (a)	60,110	—	—	60,110

TOTAL	$24,597,826	$147	$0	$24,597,973

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(95)	$—	$—	$(95)

TOTAL	$(95)	$—	$—	$(95)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EMSG-PH3

R-089711-1 (5/24) DBX005195 (5/24)